Trading Advisors and the Trading Companies (Tables)	12 Months Ended
Dec. 31, 2016
Commodity Trading Advisors

Ceres retains certain commodity trading advisors to make all trading decisions for the Trading Companies. The Trading Advisors and their strategies for each Trading Company are as follows:

Meritage

Trading Company	Trading Advisor	Strategy

Aspect I, LLC	Aspect	Aspect Diversified Program

Boronia I, LLC	Boronia	Boronia Diversified Program

Enhanced Risk Profile (USD) of
TT II, LLC	Transtrend	Diversified Trend Program

Partnership's Investments in, and Partners' Pro Rata Share of Results of Operations of Trading Companies

Summarized information reflecting the Partnerships’ investment in, and the Partnerships’ pro-rata share of the results of operations of the Trading Companies as of December 31, 2016 and 2015 is shown in the following tables.

Meritage

	December 31, 2016		For the Year Ended December 31, 2016
	% of
	Meritage’s			Management	Incentive	Administrative	Investment	Redemptions
	Capital	Fair Value	Net Income (Loss)	Fees	Fees	Fees	Objective	Permitted
Augustus I, LLC ( a)	-	$-	$(232,040)	$22,851	$-	$5,332	Commodity Portfolio	Monthly
Altis I, LLC (b)	-	-	(318,182)	13,388	-	3,749	Commodity Portfolio	Monthly
Aspect I, LLC	31.27	2,796,654	(237,649)	39,812	7,038	9,290	Commodity Portfolio	Monthly
Boronia I, LLC	41.50	3,710,816	(189,830)	54,026	33,537	12,606	Commodity Portfolio	Monthly
TT II, LLC	29.69	2,654,964	165,251	25,701	46,302	8,997	Commodity Portfolio	Monthly
BHM I, LLC (c)	-	-	(21,089)	402	-	71	Commodity Portfolio	Monthly

Meritage

	December 31, 2015		For the Year Ended December 31, 2015
	% of
	Meritage’s			Management	Incentive	Administrative	Investment	Redemptions
	Capital	Fair Value	Net Income (Loss)	Fees	Fees	Fees	Objective	Permitted
Augustus I, LLC	21.90	$2,961,238	$55,891	$51,376	$6,848	$11,987	Commodity Portfolio	Monthly
Altis I, LLC	14.77	1,997,333	7,510	25,891	4,733	7,250	Commodity Portfolio	Monthly
Aspect I, LLC	16.54	2,236,814	198,073	27,839	50,956	6,495	Commodity Portfolio	Monthly
Boronia I, LLC	26.34	3,561,122	(436,447)	84,686	50,937	19,760	Commodity Portfolio	Monthly
TT II, LLC	19.07	2,577,974	46,056	25,588	35,321	7,491	Commodity Portfolio	Monthly
BHM I, LLC	1.94	262,690	(352,651)	28,333	-	4,959	Commodity Portfolio	Monthly

(a)	From January 1, 2016 through July 31, 2016, the date LV and Meritage fully redeemed its interest in Augustus I, LLC.
(b)	From January 1, 2016 through June 30, 2016, the date Meritage fully redeemed its interest in Altis I, LLC.
(c)	From January 1, 2016 through January 31, 2016, the date Meritage fully redeemed its interest in BHM I, LLC.

LV Futures Fund L.P. [Member]
Commodity Trading Advisors

Ceres retains certain commodity trading advisors to make all trading decisions for the Trading Companies. The Trading Advisors and their strategies for each Trading Company are as follows:

LV

Trading Company	Trading Advisor	Strategy

Enhanced Risk Profile (USD) of
TT II, LLC	Transtrend	Diversified Trend Program

Boronia I, LLC	Boronia	Boronia Diversified Program

Partnership's Investments in, and Partners' Pro Rata Share of Results of Operations of Trading Companies

Summarized information reflecting the Partnerships’ investment in, and the Partnerships’ pro-rata share of the results of operations of the Trading Companies as of December 31, 2016 and 2015 is shown in the following tables.

LV

	December 31, 2016			For the Year Ended December 31, 2016

	% of
	LV’s			Management	Incentive	Administrative	Investment	Redemptions
	Capital	Fair Value	Net Income (Loss)	Fees	Fees	Fees	Objective	Permitted

Augustus I, LLC (a)	-	$-	$(392,632)	$38,139	$-	$8,899	Commodity Portfolio	Monthly
Boronia I, LLC	43.15	3,243,640	(294,257)	40,896	23,875	9,543	Commodity Portfolio	Monthly
TT II, LLC	58.42	4,390,880	279,259	43,392	65,376	15,187	Commodity Portfolio	Monthly

LV

	December 31, 2015		For the Year Ended December 31, 2015
	% of
	LV’s			Management	Incentive	Administrative	Investment	Redemptions
	Capital	Fair Value	Net Income (Loss)	Fees	Fees	Fees	Objective	Permitted
Augustus I, LLC	43.48	$4,737,959	$76,552	$77,280	$9,901	$18,033	Commodity Portfolio	Monthly
Boronia I, LLC	18.85	2,053,736	(345,264)	59,582	38,676	13,902	Commodity Portfolio	Monthly
TT II, LLC	38.06	4,146,935	35,532	37,900	47,546	11,106	Commodity Portfolio	Monthly

(a)	From January 1, 2016 through July 31, 2016, the date LV and Meritage fully redeemed its interest in Augustus I, LLC.